UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2000
                                                 ------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Weston Capital Management Inc.
                  ------------------------------
Address:          12424 Wilshire Blvd., Suite 1115
                  --------------------------------
                  Los Angeles, CA  90025
                  ----------------------



Form 13F File Number:    28-04065
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alan E. Weston
         --------------------------
Title:   Chief Executive Officer
         --------------------------
Phone:   310-826-0811
         --------------------------

Signature, Place, and Date of Signing:

     /s/ Alan E. Weston             Los Angeles, CA                  2000
    ----------------------------    ----------------------------   -------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                     0
                                                 -------------------
Form 13F Information Table Entry Total:               94
                                                 -------------------
Form 13F Information Table Value Total:            $ 122,922
                                                 -------------------
                                                          (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Blackrock 2008 Insured Municip CU               09247k109     1530   110300 SH       SOLE                   110300
Blackrock CA Insured 2008      CU               09247g108     2515   175700 SH       SOLE                   175700
Blackrock NY Insd 2008 Com     CU               09247l107      147    10000 SH       SOLE                    10000
Blackrock 2000 Target Term Tru CI               092476100     5487   573850 SH       SOLE                   573850
Blackrock 2001 Term Trust      CI               092477108     3167   354400 SH       SOLE                   354400
Blackrock 2002 Strategic Term  CI               09247p108     3828   443800 SH       SOLE                   443800
Blackrock 2004 Invest Qual Ter CI               09247j102      107    13700 SH       SOLE                    13700
Income Opportunities Fund 2000 CI               45333q105      182    18700 SH       SOLE                    18700
TCW/DW Term Tr 2002            CI               87234t101      235    26500 SH       SOLE                    26500
'S&P 500' Depository Receipts  COM              78462F103     1489  9900.00 SH       SOLE                  9900.00
AT&T Liberty Media Group Cl A  COM              001957208     1603 27033.00 SH       SOLE                 27033.00
Abbott Labs                    COM              002824100     1668 47400.00 SH       SOLE                 47400.00
Abiomed Inc                    COM              003654100     1703 42050.00 SH       SOLE                 42050.00
America Online Inc.            COM              02364J104      479  7100.00 SH       SOLE                  7100.00
American Express               COM              025816109      521  3500.00 SH       SOLE                  3500.00
American Home Products         COM              026609107     1521 28300.00 SH       SOLE                 28300.00
American Tel & Tel             COM              001957109      363  6443.00 SH       SOLE                  6443.00
Amgen, Inc                     COM              031162100     1949 31750.00 SH       SOLE                 31750.00
Bankamerica Corp               COM              06605f102      506  9656.00 SH       SOLE                  9656.00
Bestfoods                      COM              08658u101      227  4840.00 SH       SOLE                  4840.00
Boeing Company                 COM              097023105     1131 29900.00 SH       SOLE                 29900.00
Bristol Myers Squibb           COM              110122108     2139 36875.00 SH       SOLE                 36875.00
CBS Corp.                      COM              12490k107     1631 28805.00 SH       SOLE                 28805.00
Cadiz Inc.                     COM              127537108      583 68600.00 SH       SOLE                 68600.00
Chevron Corp                   COM              166751107      433  4680.00 SH       SOLE                  4680.00
Cisco Systems                  COM              17275r102     4731 61194.00 SH       SOLE                 61194.00
Citigroup Inc.                 COM              172967101      847 14150.00 SH       SOLE                 14150.00
Coastcast Corp.                COM              19057t108      565 33000.00 SH       SOLE                 33000.00
Coca Cola                      COM              191216100     2231 47527.00 SH       SOLE                 47527.00
Colgate Palmolive Co.          COM              194162103      850 15075.00 SH       SOLE                 15075.00
Comcast Corp Class A Special   COM              200300200      930 21450.00 SH       SOLE                 21450.00
Dell Computer                  COM              247025109     1753 32500.00 SH       SOLE                 32500.00
Disney (Walt) Holding Co.      COM              254687106      476 11530.00 SH       SOLE                 11530.00
Dryden Industries, Inc.        COM              262440100        3 19000.00 SH       SOLE                 19000.00
EMC Corp. Mass.                COM              268648102      592  4700.00 SH       SOLE                  4700.00
Enron Corp.                    COM              293561106     3310 44211.00 SH       SOLE                 44211.00
Exxon Mobil Corp.              COM              30231g102     2436 31260.00 SH       SOLE                 31260.00
Firstar Corp. New              COM              33763v109     1147 50000.00 SH       SOLE                 50000.00
GDR Sonera Corp.               COM              835433202      806 12150.00 SH       SOLE                 12150.00
GTE Corp                       COM              362320103      863 12150.00 SH       SOLE                 12150.00
General Electric Co            COM              369604103     5813 37350.00 SH       SOLE                 37350.00
Genzyme Corp                   COM              372917104      441  8800.00 SH       SOLE                  8800.00
Gillette Co.                   COM              375766102      610 16175.00 SH       SOLE                 16175.00
Goldman Sachs Group            COM              38141g104      305  2900.00 SH       SOLE                  2900.00
Home Depot                     COM              437076102     1464 22700.00 SH       SOLE                 22700.00
Honeywell Intl. Inc.           COM              438516106      782 14850.00 SH       SOLE                 14850.00
Humana Inc.                    COM              444859102       91 12500.00 SH       SOLE                 12500.00
Intel Corp                     COM              458140100     4275 32400.00 SH       SOLE                 32400.00
Intelidata Technologies Corp.  COM              45814t107     2318 144900.00SH       SOLE                144900.00
Johnson & Johnson Inc          COM              478160104     1645 23412.00 SH       SOLE                 23412.00
Keystone Automotive            COM              49338n109       82 14000.00 SH       SOLE                 14000.00
Lernout & Hauspie Speech Produ COM              B5628b104      975  8825.00 SH       SOLE                  8825.00
Lucent Technologies            COM              549463107     4403 71011.00 SH       SOLE                 71011.00
MCI Worldcom Inc.              COM              55268B106     3710 81866.00 SH       SOLE                 81866.00
Main Street & Main Inc. New    COM              560345308      165 53450.00 SH       SOLE                 53450.00
Manulife Financial             COM              56501r106      213 14500.00 SH       SOLE                 14500.00
McDonalds Corp.                COM              580135101      273  7300.00 SH       SOLE                  7300.00
Media One Group                COM              58440j104      478  5900.00 SH       SOLE                  5900.00
Medtronic Inc                  COM              585055106      787 15300.00 SH       SOLE                 15300.00
Merck & Co Inc                 COM              589331107     6849 110250.00SH       SOLE                110250.00
Merrill Lynch & Co., Inc.      COM              590188108      457  4350.00 SH       SOLE                  4350.00
Microsoft                      COM              594918104     2675 25178.00 SH       SOLE                 25178.00
Nokia Corp. ADR 'A'            COM              654902204      333  1500.00 SH       SOLE                  1500.00
Office Depot                   COM              676220106      182 15700.00 SH       SOLE                 15700.00
Oracle Corporation             COM              68389x105     4656 59646.00 SH       SOLE                 59646.00
Pfizer Inc.                    COM              717081103      757 20700.00 SH       SOLE                 20700.00
Proctor & Gamble               COM              742718109     1423 25073.00 SH       SOLE                 25073.00
Qwest Communications Intl. Inc COM              749121109     1298 27036.00 SH       SOLE                 27036.00
Royal Dutch Petroleum          COM              780257804      964 16670.00 SH       SOLE                 16670.00
Schering-Plough Corp           COM              806605101     2536 68068.00 SH       SOLE                 68068.00
Seagate Technology             COM              811804103      549  8925.00 SH       SOLE                  8925.00
Star Telecommunication         COM              854923109       91 15106.00 SH       SOLE                 15106.00
Starbucks Corp.                COM              855244109     1477 32950.00 SH       SOLE                 32950.00
Sun Microsystems               COM              866810104      609  6500.00 SH       SOLE                  6500.00
TRW Inc                        COM              872649108      211  3604.00 SH       SOLE                  3604.00
Texaco Inc                     COM              881694103      761 14150.00 SH       SOLE                 14150.00
Texas Instruments Inc.         COM              882508104      854  5340.00 SH       SOLE                  5340.00
Time Warner Inc.               COM              887315109     1257 12575.00 SH       SOLE                 12575.00
Trimble Navigation Ltd         COM              896239100      237  9200.00 SH       SOLE                  9200.00
UIT Diamonds TR Ser 1 (DJIA)   COM              252787106     1723 15740.00 SH       SOLE                 15740.00
US West, Inc.                  COM              91273h101     1466 20188.00 SH       SOLE                 20188.00
Wal-Mart Stores Inc            COM              931142103      589 10420.00 SH       SOLE                 10420.00
Warner Lambert Co              COM              934488107      666  6816.00 SH       SOLE                  6816.00
Weirton Steel Corp.            COM              948774104      126 15550.00 SH       SOLE                 15550.00
U.S. West CALLs exer price 55; CALL             9129309a4     -325     -139 SH  CALL SOLE                     -139
Alliance Capital Mgmt Hldng LP LTD              01855a101     1249 30150.00 SH       SOLE                 30150.00
Buckeye Partners LP            LTD              118230101     1307 50268.00 SH       SOLE                 50268.00
Nvest LP                       LTD              67065f107      568 34550.00 SH       SOLE                 34550.00
Pimco Advisors Hldgs LP        LTD              69338p102      532 13885.00 SH       SOLE                 13885.00
Equity Office PPty TR          REIT             294741103      369 14700.000SH       SOLE                14700.000
Equity Residential Properties  REIT             29476l107      327 8134.000 SH       SOLE                 8134.000
Meditrust Corp (Pair Certifica REIT             58501t306       35 19482.000SH       SOLE                19482.000
Nationwide Health Properties I REIT             638620104      132 12650.000SH       SOLE                12650.000
Spieker Properties, Inc.       REIT             848497103      434 9750.000 SH       SOLE                 9750.000
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